SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - European Union’s Emissions Trading System (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Emissions Allowance Detail [Line Items]
Vessel operating revenues	$ 347,637	$ 356,349	$ 371,022
Exploration Expense	12,372	3,368	1,678
Emissions allowances (EUAs)
Emissions Allowance Detail [Line Items]
Vessel operating revenues	7,800	1,400	0
Exploration Expense	$ 7,800	$ 1,400	$ 0